Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
Mar. 31, 2012
Cash flows from operating activities:
Net loss	$ (2,253,090)
Adjustments to reconcile net income to net cash used in operating activities:
Shares issued for services rendered	125,399
Loss on disposal of discontinued operations	63,000
Loss on disposal of property and equipment	22,733
Depreciation	55,568
Amortization of stock issued	210,875
Amortization of beneficial conversion feature and warrants	254,575
Amortization of deferred financing costs	29,944
Stock compensation expense	99,400
Amortization of long term contracts	25,002
Amortization of purchased technology	25,002
Amortization of software costs	3,632
(Increase) decrease in assets:
Accounts receivable	(16,438)
Inventory	(132,022)
Costs in excess of billings	52,836
Prepaid and other current assets	51,401
Other assets	(15,836)
(Decrease) increase in liabilities:
Accounts payable	253,091
Billings in excess of costs	(17,842)
Accrued expenses	305,387
Net cash used in operating activities	(857,383)
Cash flows from investing activities:
Software development costs	(527,954)
Net cash (used in) provided by investing activities	(527,954)
Cash flows from financing activities:
Proceeds from convertible notes payable	1,185,000
Proceeds from notes payable, related party	155,000
Repayment of notes payable	(84,186)
Repayment of notes payable, related party	(19,336)
Net cash provided by financing activities	1,236,478
Net increase (decrease) in cash and cash equivalents	(148,859)
Cash and cash equivalents at beginning of year	153,657
Cash and cash equivalents at end of period	4,798
Supplemental cash flow information:
Shares issued with debt extensions	210,876
Shares issued in converted debt	523,649
Beneficial conversion feature	325,948
Warrants issued	122,834
Interest paid	$ 136,595